Share-Based Compensation and Savings Plans	12 Months Ended
Jun. 30, 2011
Share-Based Compensation and Savings Plans
Share-Based Compensation and Savings Plans

17. SHARE-BASED COMPENSATION AND SAVINGS PLANS

Share-Based Compensation Plans

We maintain stock incentive plans (collectively, the "Plans") for the benefit of certain of our officers, directors and employees. Employee stock options granted under the Plans from fiscal 2008 through fiscal 2011 generally vest in equal annual installments over three years and are exercisable for periods up to seven years from the date of grant at a price equal to the market price of the Common Shares underlying the option at the date of grant. Employee stock options granted under the Plans during fiscal 2007 generally vest in equal annual installments over four years and are exercisable for periods up to seven years from the date of grant at a price equal to the market price of the Common Shares underlying the option at the date of grant. Employee restricted shares and restricted share units granted under the Plans since fiscal 2007 generally vest in equal installments over three years and entitle holders to dividends or cash dividend equivalents. Restricted shares and restricted share units accrue dividends or cash dividend equivalents that are payable upon vesting of the awards.

The compensation expense recognized for all share-based compensation awards is net of estimated forfeitures and is recognized using the straight-line method over the applicable service period. We classify share-based compensation within SG&A expenses to correspond with the same line item as the majority of the cash compensation paid to employees. However, as described in Note 3, certain share-based compensation incurred in connection with the Spin-Off is classified within restructuring and employee severance.

The following table provides total share-based compensation expense from continuing operations by type of award for fiscal 2011, 2010 and 2009:

	Fiscal Year Ended June 30,
(in millions)	2011	2010 (1)(2)	2009 (3)(4)
Restricted share and share unit expense	$52.2	$56.8	$62.8
Employee stock option expense	25.9	41.0	36.6
Employee stock purchase plan expense	0.0	1.1	12.6
Stock appreciation right (income)/expense	1.4	0.6	(2.1)

Total share-based compensation expense from continuing operations	$79.5	$99.5	$109.9

(1)	Excludes share-based compensation expense charged to discontinued operations, which was approximately $2.3 million, net of tax benefits of $1.5 million, during fiscal 2010.
(2)	Share-based compensation expense charged to restructuring and employee severance related to the Spin-Off was approximately $9.9 million, net of tax benefits of $5.7 million, during fiscal 2010.
(3)	Excludes share-based compensation expense charged to discontinued operations, which was approximately $14.1 million, net of tax benefits of $6.3 million, during fiscal 2009.
(4)	Share-based compensation expense charged to restructuring and employee severance related to the Spin-Off was approximately $4.9 million, net of tax benefits of $2.6 million, during fiscal 2009.

The following table summarizes the total tax benefit from continuing operations related to share-based compensation for fiscal 2011, 2010 and 2009:

	Fiscal Year Ended June 30,
(in millions)	2011	2010	2009
Tax benefit from continuing operations related to share-based compensation	$28.9	$36.1	$37.3

Stock Options

The following summarizes all stock option transactions under the Plans from June 30, 2009 through June 30, 2011:

(in millions, except per share amounts)	Stock Options Outstanding (1)	Weighted Average Exercise Price per Common Share (2)	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Balance at June 30, 2009	29.4	$59.25	3.9	$1.8
Granted	7.2	28.09
Exercised	(1.4)	27.04
Canceled and forfeited	(11.1)	62.46

Balance at June 30, 2010	24.1	$37.88	3.9	$56.9

Granted	4.1	31.07
Exercised	(2.6)	30.16
Canceled and forfeited	(2.5)	43.34

Balance at June 30, 2011	23.1	$37.02	3.6	$217.0

Exercisable at June 30, 2011	15.2	$40.73	2.6	$93.8

(1)	The stock options granted, canceled and forfeited activity for fiscal 2010 included the impact of our stock option exchange program and the adjustments to outstanding stock options in connection with the Spin-Off, as discussed below.
(2)	Exercise prices related to stock options have been adjusted in connection with the Spin-Off for dates after August 31, 2009, the effective date of the adjustments.

The following table provides data related to all stock option activity for fiscal 2011, 2010 and 2009:

(in millions, except per share data and years)	2011	2010	2009
Weighted-average grant date fair value per stock option (1)	$6.40	$6.44	$13.67
Aggregate intrinsic value of exercised options	25.8	7.3	14.0
Cash received upon exercise	63.0	40.0	39.2
Cash tax disbursements realized related to exercise	(13.7)	(16.1)	(2.9)
Total compensation cost, net of estimated forfeitures, related to unvested stock options not yet recognized, pre-tax	28.7	32.0	54.3
Weighted-average period in years over which stock option compensation cost is expected to be recognized	1.7	1.9	1.4

(1)	The weighted-average grant date fair value per stock option does not include the impact of our stock option exchange program.

The fair values of the stock options granted to our employees and directors during fiscal 2011, 2010 and 2009 were estimated on the date of grant using a lattice valuation model. We believe the lattice model provides for better estimates because it has the ability to take into account employee exercise patterns based on changes in our stock price and other variables and it provides for a range of input assumptions, which are disclosed in the table below. The risk-free rate is based on the United States Treasury yield curve at the time of the grant. We analyzed historical data to estimate option exercise behaviors and employee terminations to be used within the lattice model. During fiscal 2011 and 2010, we calculated separate option valuations for two groups of employees. During fiscal 2009, we calculated separate option valuations for three groups of employees. The groups were determined using similar historical exercise behaviors. The expected life of the options granted was calculated from the option valuation model and represents the length of time in years that the options granted are expected to be outstanding. The range of expected lives in the table below results from the separate groups of employees identified based on their option exercise behaviors. Expected volatilities are based on implied volatility from traded options on our Common Shares and historical volatility over a period of time commensurate with the contractual term of the option grant (7 years). The following table provides the range of assumptions used for options valued during fiscal 2011, 2010 and 2009:

	2011	2010 (1)	2009
Risk-free interest rate	1.22% –1.70%	1.93% –2.47%	1.52% –3.48%
Expected life in years	4.8 –5.2	4.4 –5.2	4.5 –7.0
Expected volatility	27.0% –32.0%	32.0%	27.0% –30.0%
Dividend yield	2.17% –2.52%	1.96% –2.76%	1.00% –2.33%

(1)	The range of assumptions used for options in fiscal 2010 does not include the impact of our stock option exchange program.

Restricted Shares and Restricted Share Units

The fair value of restricted shares and restricted share units is determined by the number of shares granted and the grant date market price of our Common Shares.

The following summarizes all transactions related to restricted shares and restricted share units under the Plans from June 30, 2009 through June 30, 2011:

(in millions, except per share amounts)	Shares (1)	Weighted Average Grant Date Fair Value Per Share (2)
Nonvested at June 30, 2009	3.1	57.10
Granted	2.1	27.43
Vested	(1.6)	51.11
Canceled and forfeited	(0.3)	42.94

Nonvested at June 30, 2010	3.3	33.33

Granted	2.0	31.42
Vested	(1.4)	36.11
Canceled and forfeited	(0.3)	32.45

Nonvested at June 30, 2011	3.6	31.31

(1)	The restricted shares and restricted share units canceled and forfeited activity for fiscal 2010 included the impact of the adjustments to outstanding awards in connection with the Spin-Off, as discussed below.
(2)	Grant date fair values per share of awards granted prior to the date of the Spin-Off have not been adjusted to reflect the impact of the Spin-Off.

	Fiscal Year Ended June 30,
(in millions)	2011	2010	2009
Total compensation cost, net of estimated forfeitures, related to nonvested restricted share and share unit awards not yet recognized, pre-tax	$55.9	$57.5	$100.6
Weighted-average period in years over which restricted share and share unit cost is expected to be recognized	1.7	1.8	1.8

Stock Option Exchange Program

On May 6, 2009, the Board of Directors authorized, and on June 23, 2009, shareholders approved, a program that permitted certain current employees to exchange certain outstanding stock options with exercise prices substantially above the current market price of our Common Shares for a lesser number of stock options that have a fair value that is lower than the fair value of the "out of the money" options. The program was completed on July 17, 2009 with 9.8 million outstanding eligible stock options exchanged for 1.4 million new options at an exercise price of $31.27. These new options have a new minimum vesting condition of an additional 12 months, and the term of each new option is the longer of three years from the grant date or the remaining term of the eligible stock option for which it was exchanged. The new options were treated as a probable-to-probable modification under the accounting guidance for share-based compensation. We did not incur incremental expense associated with the modification.

Adjustments to Stock Incentive Plans

In connection with the Spin-Off, on August 31, 2009, we adjusted share-based compensation awards granted under the Plans into awards based on our Common Shares and/or CareFusion common stock, as applicable. For purposes of the vesting of these equity awards, continued employment or service with us or with CareFusion is treated as continued employment for purposes of both our and CareFusion's equity awards. See Note 17 to the consolidated financial statements in the Annual Report on Form 10-K for fiscal 2010 for an explanation of these adjustments.

The adjustments to stock incentive plans were treated as a modification in accordance with share-based compensation accounting guidance and resulted in a total incremental compensation cost of $0.6 million.

The following table summarizes the share-based compensation awards outstanding as of June 30, 2011:

	Our Awards		CareFusion Awards
(in millions)	Stock Options	Restricted Shares and Share Units	Stock Options	Restricted Shares and Share Units
Held by our employees and former employees	21.8	3.6	5.9	0.0
Held by CareFusion employees	1.3	0.0

Total	23.1	3.6

Employee Savings Plans

Substantially all of our domestic non-union employees are eligible to be enrolled in our company-sponsored contributory retirement savings plans, which include features under Section 401(k) of the Internal Revenue Code of 1986, as amended, and provide for matching and profit sharing contributions by us. Our contributions to the plans are determined by the Board of Directors subject to certain minimum requirements as specified in the plans.

The following table summarizes the total expense for our employee retirement savings plans for fiscal 2011, 2010 and 2009:

	Fiscal Year Ended June 30,
(in millions)	2011	2010	2009
Employee retirement savings plans expense	$69.9	$84.3	$72.4